Going Concern Uncertainties (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Going Concern Uncertainties [Abstract]
Net loss	$ (1,406,439)	$ (1,498,643)	$ (784,003)	$ (468,589)	$ (1,315,125)	$ (231,226)	$ (3,689,085)	$ (2,014,940)	$ (3,897,513)	$ (6,788,645)
Net cash							1,354,424		1,504,541
Accumulated deficit	$ (80,589,081)						$ (80,589,081)		$ (76,908,089)	$ (73,020,134)